Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
MID-CAP GROWTH PROFUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Growth ProFund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 712% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	712.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization-weighted index comprising of stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum. As of September 30, 2015, the Index included companies with capitalizations between $911.7 million and $11.0 billion. The average capitalization of the companies comprising the Index was approximately $4.4 billion. The Index is published under the Bloomberg ticker symbol “MIDG.”

The securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular sector or group of sectors to approximately the same extent as the Index is so concentrated. As of September 30, 2015, the Index was concentrated in the financials sector.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular sector or group of sectors to approximately the same extent as the Index is so concentrated. As of September 30, 2015, the Index was concentrated in the financials sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financials Sector Risk — The Fund is subject to risks faced by companies in the financials economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-sector consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — In seeking to meet its investment objective, the Fund may incur portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of Investor Class Shares as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 18.14%; Worst Quarter (ended 12/31/2008): -25.91%. The year-to-date return as of the most recent quarter, which ended September 30, 2015, was -2.23%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
MID-CAP GROWTH PROFUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Recoupment	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	$ 2,095
2005	rr_AnnualReturn2005	11.42%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	11.68%
2008	rr_AnnualReturn2008	(38.57%)
2009	rr_AnnualReturn2009	38.92%
2010	rr_AnnualReturn2010	28.19%
2011	rr_AnnualReturn2011	(2.95%)
2012	rr_AnnualReturn2012	15.08%
2013	rr_AnnualReturn2013	30.16%
2014	rr_AnnualReturn2014	5.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.91%)
One Year	rr_AverageAnnualReturnYear01	5.58%
Five Years	rr_AverageAnnualReturnYear05	14.49%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
MID-CAP GROWTH PROFUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Recoupment	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	862
5 Years	rr_ExpenseExampleYear05	1,469
10 Years	rr_ExpenseExampleYear10	$ 3,109
One Year	rr_AverageAnnualReturnYear01	4.48%
Five Years	rr_AverageAnnualReturnYear05	13.35%
Ten Years	rr_AverageAnnualReturnYear10	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
MID-CAP GROWTH PROFUND | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.58%
Five Years	rr_AverageAnnualReturnYear05	14.49%
Ten Years	rr_AverageAnnualReturnYear10	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
MID-CAP GROWTH PROFUND | After Taxes on Distributions and Sale of Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.16%
Five Years	rr_AverageAnnualReturnYear05	11.68%
Ten Years	rr_AverageAnnualReturnYear10	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2001
MID-CAP GROWTH PROFUND | S&P MidCap 400® Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.57%	[3]
Five Years	rr_AverageAnnualReturnYear05	16.72%	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.03%	[3]

[1]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2016. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.
[2]	The information in the table has been restated to reflect current fees and expenses.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.